Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 24, 2018 CAD ($) shares	Apr. 24, 2018 USD ($) $ / shares shares	May 31, 2018 shares	Mar. 31, 2018 $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Apr. 24, 2018 $ / shares
Stockholders Equity Note [Line Items]
Options granted (CAD per share) | $ / shares								$ 12.80
Options exercised (USD per share) | $ / shares				$ 10.29
Options settled (in shares)				426,013
Share-based compensation expense | $					$ 2,061	$ 1,686	$ 3,645		$ 3,393
Unrecognized compensation costs, non-vested options | $					2,410		2,410	$ 2,410
Unrecognized compensation costs, non-vested awards | $					$ 10,090		$ 10,090	$ 10,090
Stock Option Plans
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)				86,354
Unrecognized compensation costs, non-vested, period of recognition							1 year 9 months 14 days
Performance share units
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)				133,569
Shares settled for stock (in shares)				256,977
Shares settled for payments (in shares)				123,408
Unrecognized compensation costs, non-vested, period of recognition							2 years 4 days
Restricted Share Units
Stockholders Equity Note [Line Items]
Shares granted (in shares)					128,302
Deferred Share Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)							43,249
Public Stock Offering
Stockholders Equity Note [Line Items]
Sale of stock, price per share (CAD per share) | (per share)		$ 9.23								$ 11.85
Executive
Stockholders Equity Note [Line Items]
Options granted (in shares)							1,166,717
Options exercised (in shares)				512,367
Executive | Performance share units
Stockholders Equity Note [Line Items]
Shares granted (in shares)				320,806
Employee | Performance share units
Stockholders Equity Note [Line Items]
Shares granted (in shares)			316,868
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering	37,505,274	37,505,274
Cash proceeds from issuance of shares	$ 444,437	$ 346,324